NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-current Liabilities
Deferred revenues (a)	[1]	$ 3,157	$ 1,772
Lease liabilities (b)		254	243
Other liabilities		8	38
Total non-current liabilities		$ 3,419	$ 2,053

[1]	Including an amount of $1,479 and $1,405 relating to deferred distribution fees received as of the years ended December 31 2021 and 2020, respectively. For more information see note 14c.